UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-1485

Exact name of registrant as specified in charter:
Delaware Group Equity Funds III

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: June 30

Date of reporting period: December 31, 2007

Item 1. Reports to Stockholders

Semiannual Report	Delaware
Trend Fund
December 31, 2007

                                              Growth equity mutual fund

> Disclosure of Fund expenses	1
> Sector allocation and top 10 holdings	2
> Statement of net assets	3
> Statement of operations	5
> Statements of changes in net assets	6
> Financial highlights	7
> Notes to financial statements	12
> About the organization	16

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period July 1, 2007 to December 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2007 to December 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect for Class R shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Trend Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/07 to
	7/1/07	12/31/07	Ratio	12/31/07*
Actual Fund Return
Class A	$1,000.00	$1,001.30	1.39%	$6.99
Class B	1,000.00	997.50	2.10%	10.54
Class C	1,000.00	997.50	2.10%	10.54
Class R	1,000.00	1,000.40	1.60%	8.05
Institutional Class	1,000.00	1,002.60	1.10%	5.54
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.15	1.39%	$7.05
Class B	1,000.00	1,014.58	2.10%	10.63
Class C	1,000.00	1,014.58	2.10%	10.63
Class R	1,000.00	1,017.09	1.60%	8.11
Institutional Class	1,000.00	1,019.61	1.10%	5.58

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

1

Sector allocation and top 10 holdings

Delaware Trend Fund

As of December 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Common Stock²	100.07%
Basic Industry/Capital Goods	12.51%
Business Services	9.79%
Consumer Non-Durables	9.03%
Consumer Services	5.52%
Energy	6.07%
Financials	9.43%
Health Care	20.79%
Technology	25.41%
Transportation	1.52%
Discount Note	1.77%
Securities Lending Collateral	23.62%
Total Value of Securities	125.46%
Obligation to Return Securities Lending Collateral	(23.62%)
Liabilities Net of Receivables and Other Assets	(1.84%)
Total Net Assets	100.00%

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Holdings	of Net Assets
United Therapeutics	3.18%
Omniture	2.64%
Nuance Communications	2.44%
Wright Medical Group	2.43%
Taleo Class A	2.16%
Solera Holdings	2.16%
Under Armour Class A	2.05%
Waddell & Reed Financial Class A	2.02%
Shutterfly	1.99%
Bucyrus International Class A	1.98%

2

Statement of net assets

Delaware Trend Fund

December 31, 2007 (Unaudited)

	Number of
	Shares	Value
Common Stock – 100.07%²
Basic Industry/Capital Goods – 12.51%
*Bucyrus International Class A	151,600	$15,067,524
†Haynes International	155,000	10,772,500
*†Hexcel	497,500	12,079,300
*†Itron	109,900	10,547,103
*Kaydon	198,900	10,848,006
†Mettler-Toledo International	111,100	12,643,180
*†Middleby	188,300	14,427,546
*MSC Industrial Direct Class A	212,100	8,583,687
		94,968,846
Business Services – 9.79%
*†Advisory Board	224,000	14,378,560
†Cardtronics	378,200	3,823,602
*†Concur Technologies	382,500	13,850,325
†Emergency Medical Services	388,800	11,384,064
*†EnergySolutions	158,100	4,267,119
*†Geo Group	325,700	9,119,600
*†Monster Worldwide	239,200	7,750,080
*†TeleTech Holdings	457,300	9,726,771
		74,300,121
Consumer Non-Durables – 9.03%
*†Crocs	295,900	10,892,079
*†Dick’s Sporting Goods	352,600	9,788,176
*†Gymboree	141,700	4,316,182
*†J. Crew Group	223,900	10,794,219
*†Lululemon Athletica	107,000	5,068,590
†Lumber Liquidators	107,500	966,425
†Pacific Sunwear of California	355,000	5,009,050
*†Under Armour Class A	355,700	15,533,419
*†Zumiez	253,400	6,172,824
		68,540,964
Consumer Services – 5.52%
*†Cenveo	727,400	12,707,678
†Melco PBL Entertainment Macau ADR	395,400	4,570,824
*†Sonic	293,025	6,417,248
*†Texas Roadhouse Class A	810,100	8,959,706
*†Wynn Resorts	82,700	9,273,151
		41,928,607
Energy – 6.07%
*Carbo Ceramics	201,100	7,480,920
†Core Laboratories	91,700	11,436,824
*†Helix Energy Solutions Group	301,280	12,503,120
*†ION Geophysical	589,000	9,294,420
†North American Energy Partners	398,100	5,394,255
		46,109,539
Financials – 9.43%
*Delphi Financial Group Class A	216,550	7,639,884
*Hanover Insurance Group	226,600	10,378,280
*†Investment Technology Group	245,700	11,692,863
*KKR Financial Holdings	291,700	4,098,385
†Meruelo Maddux Properties	494,100	1,976,400
†Nasdaq Stock Market	112,300	5,557,727
*†Signature Bank	112,000	3,780,000
*Waddell & Reed Financial Class A	425,500	15,356,295
Webster Financial	114,500	3,660,565
*Whitney Holding	283,700	7,418,755
		71,559,154
Health Care – 20.79%
*†Abraxis BioScience	69,024	4,746,780
*†Acadia Pharmaceuticals	723,700	8,011,359
*†Align Technology	631,100	10,526,748
*†APP Pharmaceuticals	666,700	6,847,009
*†Cepheid	372,600	9,818,010
*†Conceptus	282,000	5,425,680
=†ÕCougar Biotechnology Restricted PIPE	177,900	5,668,997
*†Immucor	264,900	9,003,951
*†Isis Pharmaceuticals	364,600	5,742,450
*†LifeCell	207,700	8,953,947
*†Martek Biosciences	285,800	8,453,964
*†Medarex	1,150,900	11,992,378
*†Progenics Pharmaceuticals	200,300	3,619,421
*†Regeneron Pharmaceuticals	412,000	9,949,800
*†Trizetto Group	369,400	6,416,478
*†United Therapeutics	247,600	24,178,140
*†Wright Medical Group	633,600	18,482,112
		157,837,224
Technology – 25.41%
*†Atheros Communications	262,400	8,013,696
†Data Domain	457,000	12,037,380
*†Equinix	84,000	8,489,880
*†F5 Networks	523,000	14,915,960
*†Foundry Networks	492,900	8,635,608
*†Informatica	474,600	8,552,292
*†Microsemi	627,100	13,883,994
*†Nuance Communications	992,300	18,536,164
†Omniture	602,700	20,063,883
*†salesforce.com	199,200	12,487,848
†Shutterfly	590,200	15,120,924
*†Silicon Laboratories	329,500	12,333,185
†Solera Holdings	661,900	16,401,882
*†Synchronoss Technologies	198,800	7,045,472
*†Taleo Class A	551,900	16,435,582
		192,953,750
Transportation – 1.52%
*Hunt (J.B.) Transport Services	420,200	11,576,510
		11,576,510
Total Common Stock
(cost $598,819,153)		759,774,715

(continues)     3

Statement of net assets

Delaware Trend Fund

	Principal
	Amount	Value
≠Discount Note – 1.77%
Federal Home Loan Bank
3.25% 1/2/08	$13,404,420	$13,403,222
Total Discount Note
(cost $13,403,222)		13,403,222
Total Value of Securities Before
Securities Lending Collateral – 101.84%
(cost $612,222,375)		773,177,937

	Number of
	Shares
Securities Lending Collateral** – 23.62%
Investment Companies
Mellon GSL DBT II
Collateral Fund	179,379,173	179,379,173
Total Securities Lending Collateral
(cost $179,379,173)		179,379,173

Total Value of Securities – 125.46%
(cost $791,601,548)		952,557,110 ©
Obligation to Return Securities
Lending Collateral** – (23.62%)		(179,379,173)
Liabilities Net of Receivables
and Other Assets – (1.84%)		(13,943,602)
Net Assets Applicable to 44,096,645
Shares Outstanding – 100.00%		$759,234,335

Net Asset Value – Delaware Trend Fund
Class A ($550,379,282 / 31,039,298 Shares)		$17.73
Net Asset Value – Delaware Trend Fund
Class B ($72,021,186 / 4,855,685 Shares)		$14.83
Net Asset Value – Delaware Trend Fund
Class C ($77,633,203 / 5,092,407 Shares)		$15.24
Net Asset Value – Delaware Trend Fund
Class R ($3,886,823 / 222,794 Shares)		$17.45
Net Asset Value – Delaware Trend Fund
Institutional Class ($55,313,841 / 2,886,461 Shares)		$19.16

Components of Net Assets at December 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$577,765,840
Accumulated net realized gain on investments		20,512,933
Net unrealized appreciation of investments		160,955,562
Total net assets		$759,234,335

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*Fully or partially on loan.
†Non-income producing security for the period ended December 31, 2007.
≠The rate shown is the effective yield at the time of purchase.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2007, the aggregate amount of fair valued securities equaled $5,668,997, which represented 0.75% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
ÕRestricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2007, the aggregate amount of the restricted securities equaled $5,668,997 or 0.75% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
**See Note 8 in “Notes to financial statements.”
©Includes $ 176,190,972 of securities loaned.

Summary of Abbreviation:
ADR — American Depositary Receipts
PIPE — Private Investment in Public Equity

Net Asset Value and Offering Price Per Share – Delaware Trend Fund

Net asset value Class A (A)	$17.73
Sales charge (5.75% of offering price) (B)	1.08
Offering price	$18.81

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

4

Statement of operations

Delaware Trend Fund

Six Months Ended December 31, 2007 (Unaudited)

Investment Income:
Dividends	$2,051,724
Securities lending income	680,904
Interest	514,566	$3,247,194

Expenses:
Management fees	3,257,427
Distribution expenses – Class A	897,813
Distribution expenses – Class B	414,363
Distribution expenses – Class C	431,895
Distribution expenses – Class R	11,801
Dividend disbursing and transfer agent fees and expenses	1,217,668
Accounting and administration expenses	178,895
Legal fees	71,452
Reports and statements to shareholders	64,588
Registration fees	35,433
Audit and tax	28,269
Trustees’ fees and benefits	20,420
Insurance fees	10,122
Consulting fees	9,232
Trustees’ expenses	4,109
Custodian fees	3,286
Dues and services	2,147
Pricing fees	750	6,659,670
Less waived distribution expenses – Class R		(1,967)
Less expense paid indirectly		(2,042)
Total operating expenses		6,655,661
Net Investment Loss		(3,408,467)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		116,787,590
Net change in unrealized appreciation/depreciation of investments		(106,900,710)
Net Realized and Unrealized Gain on Investments		9,886,880

Net Increase in Net Assets Resulting from Operations		$6,478,413

See accompanying notes

5

Statements of changes in net assets

Delaware Trend Fund

	Six Months	Year
	Ended	Ended
	12/31/07	6/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(3,408,467)	$(9,768,573)
Net realized gain on investments	116,787,590	176,890,570
Net change in unrealized appreciation/depreciation of investments	(106,900,710)	(6,689,730)
Net increase in net assets resulting from operations	6,478,413	160,432,267

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(132,563,718)	(100,020,244)
Class B	(20,814,392)	(18,250,332)
Class C	(21,038,391)	(18,988,273)
Class R	(874,477)	(498,741)
Institutional Class	(22,981,719)	(34,275,404)
	(198,272,697)	(172,032,994)
Capital Share Transactions:
Proceeds from shares sold:
Class A	32,136,793	84,418,333
Class B	297,551	1,834,794
Class C	2,228,930	4,674,537
Class R	1,685,711	2,363,963
Institutional Class	15,859,616	30,852,463

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	126,819,356	95,374,853
Class B	19,756,148	17,072,563
Class C	19,786,394	17,784,602
Class R	874,471	498,741
Institutional Class	22,897,014	33,927,734
	242,341,984	288,802,583
Cost of shares repurchased:
Class A	(101,615,748)	(234,288,470)
Class B	(14,742,012)	(41,287,731)
Class C	(14,354,533)	(50,452,750)
Class R	(1,309,998)	(2,445,327)
Institutional Class	(119,658,401)	(171,681,743)
	(251,680,692)	(500,156,021)
Decrease in net assets derived from capital share transactions	(9,338,708)	(211,353,438)
Net Decrease in Net Assets	(201,132,992)	(222,954,165)

Net Assets:
Beginning of period	960,367,327	1,183,321,492
End of period (there was no undistributed net investment income at either period end)	$759,234,335	$960,367,327

See accompanying notes

6

Financial highlights

Delaware Trend Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	12/31/07[1]	6/30/07	6/30/06		6/30/05		6/30/04		6/30/03
	(Unaudited)
Net asset value, beginning of period	$22.320	$22.430	$20.180		$19.940		$16.220		$15.770

Income (loss) from investment operations:
Net investment loss[2]	(0.068)	(0.177)	(0.191)		(0.185)		(0.195)		(0.138)
Net realized and unrealized gain on investments
and foreign currencies	0.198	3.394	2.441		0.425		3.915		0.588
Total from investment operations	0.130	3.217	2.250		0.240		3.720		0.450

Less dividends and distributions from:
Net realized gain on investments	(4.720)	(3.327)	—		—		—		—
Total dividends and distributions	(4.720)	(3.327)	—		—		—		—

Net asset value, end of period	$17.730	$22.320	$22.430		$20.180		$19.940		$16.220

Total return[3]	0.13%	17.15%	11.15%		1.20%		22.93%		2.85%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$550,379	$623,869	$679,312		$748,151		$956,366		$770,744
Ratio of expenses to average net assets	1.39%	1.41%	1.40%		1.40%		1.50%		1.50%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.39%	1.42%	1.40%		1.40%		1.50%		1.50%
Ratio of net investment loss to average net assets	(0.66% )	(0.85% )	(0.86%	)	(0.98%	)	(1.06%	)	(0.98%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.66% )	(0.86% )	(0.86%	)	(0.98%	)	(1.06%	)	(0.98%	)
Portfolio turnover	82%	58%	71%		44%		59%		40%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     7

Financial highlights

Delaware Trend Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	12/31/07[1]	6/30/07	6/30/06		6/30/05		6/30/04		6/30/03
	(Unaudited)
Net asset value, beginning of period	$19.490	$20.130	$18.240		$18.160		$14.880		$14.570

Income (loss) from investment operations:
Net investment loss[2]	(0.127)	(0.299)	(0.327)		(0.305)		(0.312)		(0.226)
Net realized and unrealized gain on investments
and foreign currencies	0.187	2.986	2.217		0.385		3.592		0.536
Total from investment operations	0.060	2.687	1.890		0.080		3.280		0.310

Less dividends and distributions from:
Net realized gain on investments	(4.720)	(3.327)	—		—		—		—
Total dividends and distributions	(4.720)	(3.327)	—		—		—		—

Net asset value, end of period	$14.830	$19.490	$20.130		$18.240		$18.160		$14.880

Total return[3]	(0.25% )	16.37%	10.36%		0.44%		22.04%		2.13%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$72,021	$87,433	$113,683		$138,515		$188,363		$176,460
Ratio of expenses to average net assets	2.10%	2.12%	2.11%		2.10%		2.20%		2.20%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.10%	2.13%	2.11%		2.10%		2.20%		2.20%
Ratio of net investment loss to average net assets	(1.37% )	(1.56% )	(1.57%	)	(1.68%	)	(1.76%	)	(1.68%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(1.37% )	(1.57% )	(1.57%	)	(1.68%	)	(1.76%	)	(1.68%	)
Portfolio turnover	82%	58%	71%		44%		59%		40%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

8

Delaware Trend Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	12/31/07[1]	6/30/07	6/30/06		6/30/05		6/30/04		6/30/03
	(Unaudited)
Net asset value, beginning of period	$19.900	$20.490	$18.570		$18.480		$15.140		$14.820

Income (loss) from investment operations:
Net investment loss[2]	(0.129)	(0.303)	(0.331)		(0.308)		(0.315)		(0.228)
Net realized and unrealized gain on investments
and foreign currencies	0.189	3.040	2.251		0.398		3.655		0.548
Total from investment operations	0.060	2.737	1.920		0.090		3.340		0.320

Less dividends and distributions from:
Net realized gain on investments	(4.720)	(3.327)	—		—		—		—
Total dividends and distributions	(4.720)	(3.327)	—		—		—		—

Net asset value, end of period	$15.240	$19.900	$20.490		$18.570		$18.480		$15.140

Total return[3]	(0.25% )	16.32%	10.34%		0.49%		22.06%		2.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$77,633	$90,945	$123,295		$145,328		$177,631		$134,153
Ratio of expenses to average net assets	2.10%	2.12%	2.11%		2.10%		2.20%		2.20%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	2.10%	2.13%	2.11%		2.10%		2.20%		2.20%
Ratio of net investment loss to average net assets	(1.37% )	(1.56% )	(1.57%	)	(1.68%	)	(1.76%	)	(1.68%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(1.37% )	(1.57% )	(1.57%	)	(1.68%	)	(1.76%	)	(1.68%	)
Portfolio turnover	82%	58%	71%		44%		59%		40%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     9

Financial highlights

Delaware Trend Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months							6/2/03[2]
	Ended	Year Ended						to
	12/31/07[1]	6/30/07	6/30/06		6/30/05		6/30/04	6/30/03
	(Unaudited)
Net asset value, beginning of period	$22.060	$22.240	$20.060		$19.880		$16.220	$16.260

Income (loss) from investment operations:
Net investment loss[3]	(0.089)	(0.219)	(0.239)		(0.246)		(0.258)	(0.011)
Net realized and unrealized gain (loss) on investments
and foreign currencies	0.199	3.366	2.419		0.426		3.918	(0.029)
Total from investment operations	0.110	3.147	2.180		0.180		3.660	(0.040)

Less dividends and distributions from:
Net realized gain on investments	(4.720)	(3.327)	—		—		—	—
Total dividends and distributions	(4.720)	(3.327)	—		—		—	—

Net asset value, end of period	$17.450	$22.060	$22.240		$20.060		$19.880	$16.220

Total return[4]	0.04%	16.96%	10.87%		0.91%		22.56%	(0.25% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,887	$3,525	$3,069		$6,621		$2,149	$—
Ratio of expenses to average net assets	1.60%	1.62%	1.62%		1.70%		1.80%	1.95%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.70%	1.73%	1.71%		1.70%		1.80%	1.95%
Ratio of net investment loss to average net assets	(0.87% )	(1.06% )	(1.08%	)	(1.28%	)	(1.36% )	(1.49% )
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.97% )	(1.17% )	(1.17%	)	(1.28%	)	(1.36% )	(1.49% )
Portfolio turnover	82%	58%	71%		44%		59%	40% [5]

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

10

Delaware Trend Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	12/31/07[1]	6/30/07	6/30/06		6/30/05		6/30/04		6/30/03
	(Unaudited)
Net asset value, beginning of period	$23.720	$23.560	$21.130		$20.830		$16.890		$16.370

Income (loss) from investment operations:
Net investment loss[2]	(0.038)	(0.116)	(0.126)		(0.129)		(0.141)		(0.096)
Net realized and unrealized gain on investments
and foreign currencies	0.198	3.603	2.556		0.429		4.081		0.616
Total from investment operations	0.160	3.487	2.430		0.300		3.940		0.520

Less dividends and distributions from:
Net realized gain on investments	(4.720)	(3.327)	—		—		—		—
Total dividends and distributions	(4.720)	(3.327)	—		—		—		—

Net asset value, end of period	$19.160	$23.720	$23.560		$21.130		$20.830		$16.890

Total return[3]	0.26%	17.51%	11.50%		1.44%		23.33%		3.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$55,314	$154,595	$263,962		$275,712		$362,336		$286,632
Ratio of expenses to average net assets	1.10%	1.12%	1.11%		1.10%		1.20%		1.20%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.10%	1.13%	1.11%		1.10%		1.20%		1.20%
Ratio of net investment loss to average net assets	(0.37% )	(0.56% )	(0.57%	)	(0.68%	)	(0.76%	)	(0.68%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expense paid indirectly	(0.37% )	(0.57% )	(0.57%	)	(0.68%	)	(0.76%	)	(0.68%	)
Portfolio turnover	82%	58%	71%		44%		59%		40%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

11

Notes to financial statements

Delaware Trend Fund

December 31, 2007 (Unaudited)

Delaware Group Equity Funds III (Trust) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and related notes pertain to the Delaware Trend Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75% . Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective June 1, 2007, Class B may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities of emerging or other growth-oriented companies.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective December 31, 2007, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2007, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities

12

1. Significant Accounting Policies (continued)

sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $7,237 for the six months ended December 31, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly. ”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective November 1, 2007, the Fund has no expense limitation in effect. Prior to November 1, 2007, DMC had contractually agreed to waive that portion, if any, of the management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage fees, 12b-1 fees, certain insurance costs and extraordinary expenses, did not exceed 1.11% of average daily net assets of the Fund through October 31, 2007.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund and the Bank of New York Mellon (BNY Mellon) provides fund accounting services. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the six months ended December 31, 2007, the Fund was charged $106,281 and $72,614 for these services by DSC and BNY Mellon, respectively.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. DDLP has contracted to limit distribution and service fees through October 31, 2008 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At December 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$490,458
Dividend disbursing, transfer agent fees,
and other expenses payable to DSC	192,175
Distribution fee payable to DDLP	278,039
Other expenses payable to DMC and affiliates*	100,115

*	DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended December 31, 2007, the Fund was charged $ 26,502 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended December 31, 2007, DDLP earned $13,935 for commissions on sales of the Fund’s Class A shares. For the six months ended December 31, 2007, DDLP received gross CDSC commissions of $17, $33,563 and $641 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC, and DDLP are officers and Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

(continues)     13

Notes to financial statements

Delaware Trend Fund

3. Investments

For the six months ended December 31, 2007, the Fund made purchases of $353,509,348 and sales of $542,333,486 of investment securities other than short-term investments.

At December 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final characteristics cannot be determined until the fiscal year end. At December 31, 2007, the cost of investments was $795,731,041. At December 31, 2007, the net unrealized appreciation was $156,826,069, of which $192,578,177 related to unrealized appreciation of investments and $35,752,108 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended December 31, 2007 and the year ended June 30, 2007 was as follows:

	Six Months	Year
	Ended*	Ended
	12/31/07	6/30/07
Ordinary income	$6,347,771	$—
Long-term capital gain	191,924,926	172,032,994
Total	$198,272,697	$172,032,994

*Tax information for the period ended December 31, 2007 is an estimate and the tax character of dividends and distributions may be redisgnated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of December 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$577,765,840
Undistributed long-term capital gains	24,642,426
Unrealized appreciation of investments	156,826,069
Net assets	$759,234,335

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended December 31, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$3,408,467
Accumulated net realized gain	(3,408,467)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	12/31/07	6/30/07
Shares sold:
Class A	1,586,523	4,043,611
Class B	16,657	100,936
Class C	125,070	251,416
Class R	80,625	113,963
Institutional Class	714,397	1,396,292

Shares issued upon reinvestment of
dividends and distributions:
Class A	6,606,888	4,909,479
Class B	1,215,649	996,849
Class C	1,186,704	1,017,959
Class R	46,325	25,954
Institutional Class	1,091,861	1,657,448
	12,670,699	14,513,907
Shares repurchased:
Class A	(5,103,357)	(11,292,101)
Class B	(863,091)	(2,257,791)
Class C	(789,135)	(2,717,165)
Class R	(63,960)	(118,111)
Institutional Class	(5,437,576)	(7,740,078)
	(12,257,119)	(24,125,246)
Net increase (decrease)	413,580	(9,611,339)

For the six months ended December 31, 2007 and the year ended June 30, 2007, 244,767 Class B shares were converted to 206,848 Class A shares valued at $3,903,392 and 400,218 Class B shares were converted to 350,935 Class A shares valued at $7,291,837, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of December 31, 2007, or at any time during the period then ended.

14

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At December 31, 2007, the market value of the securities on loan was $176,190,972, for which the Fund received collateral, comprised of U.S. government obligations valued at $2,425,440, and cash collateral of $179,379,173. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral. ”

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At December 31, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Change in Custodian

On August 2, 2007, Mellon Bank, One Mellon Center, Pittsburgh, PA 15258, became the Fund’s custodian. Prior to August 2, 2007, JPMorgan Chase served as the Fund’s custodian.

15

About the organization

This semiannual report is for the information of Delaware Trend Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Trend Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at http://www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at http://www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

16

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern time, for assistance with any questions.

(2737)	Printed in the USA
SA-003 [12/07] CGI 2/08	MF-08-01-337 PO12599

Semiannual Report	Delaware
American Services Fund

December 31, 2007

Growth equity mutual fund

> Disclosure of Fund expenses	1
> Sector allocation and top 10 holdings	2
> Statement of net assets	3
> Statement of operations	5
> Statements of changes in net assets	6
> Financial highlights	7
> Notes to financial statements	12
> About the organization	16

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period July 1, 2007 to December 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2007 to December 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect for Class A and Class R. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware American Services Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/07 to
	7/1/07	12/31/07	Ratios	12/31/07*
With Actual Return
Class A	$1,000.00	$908.90	1.30%	$6.24
Class B	1,000.00	905.60	2.05%	9.82
Class C	1,000.00	905.60	2.05%	9.82
Class R	1,000.00	907.90	1.55%	7.43
Institutional Class	1,000.00	910.30	1.05%	5.04
With Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,018.60	1.30%	$ 6.60
Class B	1,000.00	1,014.83	2.05%	10.38
Class C	1,000.00	1,014.83	2.05%	10.38
Class R	1,000.00	1,017.34	1.55%	7.86
Institutional Class	1,000.00	1,019.86	1.05%	5.33

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

1

Sector allocation and top 10 holdings

Delaware American Services Fund

As of December 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

	Percentage
Sector	of Net Assets
Common Stock	98.61%
Basic Industry/Capital Goods	8.81%
Business Services	21.69%
Consumer Durables	2.70%
Consumer Non-Durables	18.10%
Consumer Services	10.12%
Energy	8.49%
Financials	16.02%
Health Care	9.74%
Technology	1.42%
Transportation	1.52%
Discount Note	3.13%
Securities Lending Collateral	24.53%
Total Value of Securities	126.27%
Obligation to Return Securities Lending Collateral	(24.53%	)
Liabilities Net of Receivables and Other Assets	(1.74%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings
Precision Castparts	2.71%
Omniture	2.60%
National Oilwell Varco	2.60%
WellPoint	2.56%
Nuance Communications	2.50%
Smith International	2.46%
Dynamic Materials	2.40%
Amazon.com	2.22%
Medco Health Solutions	2.15%
Urban Outfitters	2.12%

2

Statement of net assets

Delaware American Services Fund

December 31, 2007 (Unaudited)

	Number of
	Shares	Value
Common Stock – 98.61%
Basic Industry/Capital Goods – 8.81%
*Dynamic Materials	239,700	$ 14,118,330
*ITT	111,400	7,356,856
*MSC Industrial Direct Class A	137,400	5,560,578
*Praxair	100,000	8,871,000
Precision Castparts	115,000	15,950,500
		51,857,264
Business Services – 21.69%
*†Clean Harbors	205,500	10,624,350
*†Data Domain	361,000	9,508,740
Dun & Bradstreet	69,600	6,168,648
*†F5 Networks	324,600	9,257,592
†Fiserv	195,400	10,842,746
*†Fuel-Tech	350,000	7,927,500
†Google Class A	13,000	8,989,240
Marathon Acquisition	500,000	4,535,000
*†Monster Worldwide	191,000	6,188,400
#Muni Funding of America 144A	400,000	2,400,000
*†Nuance Communications	788,900	14,736,652
*†Omniture	460,100	15,316,729
*Paychex	154,800	5,606,856
†Synchronoss Technologies	190,000	6,733,600
*†Yahoo	380,000	8,838,800
		127,674,853
Consumer Durables – 2.70%
*†Jarden	221,600	5,231,976
*†LKQ	508,200	10,682,364
		15,914,340
Consumer Non-Durables – 18.10%
@†ÕBJ’S Restaurants PIPE	325,000	5,284,500
*†Chipotle Mexican Grill Class A	71,000	10,441,970
*†Crocs	237,600	8,746,056
*†Dick’s Sporting Goods	273,200	7,584,032
*Flowers Foods	397,900	9,314,839
Guess	77,000	2,917,530
*†Hibbett Sports	238,950	4,774,221
*†J Crew Group	181,700	8,759,757
*Nordstrom	163,600	6,009,028
*Tiffany & Co	124,000	5,707,720
*†Under Armour Class A	272,400	11,895,708
*†Urban Outfitters	457,900	12,482,354
*Walgreen	203,800	7,760,704
*†Zumiez	201,500	4,908,540
		106,586,959
Consumer Services – 10.12%
*†Amazon.com	140,800	13,043,712
*Ashford Hospitality Trust	580,100	4,170,919
*Callaway Golf	557,300	9,713,739
International Game Technology	231,800	10,182,974
*†Life Time Fitness	206,600	10,263,888
*Marriott International Class A	173,000	5,913,140
Starwood Hotels
& Resorts Worldwide	142,600	6,278,678
		59,567,050
Energy – 8.49%
*†Cal Dive International	524,600	6,945,704
*†National Oilwell Varco	208,300	15,301,718
†Orion Energy Systems	125,000	2,332,500
Schlumberger	111,000	10,919,070
*Smith International	195,900	14,467,215
		49,966,207
Financials – 16.02%
*†Affiliated Managers Group	61,500	7,223,790
*American Express	111,800	5,815,836
*Apollo Investment	308,173	5,254,350
Bank of America	199,700	8,239,622
*Bear Stearns	57,200	5,047,900
*BlackRock Kelso Capital	300,000	4,584,000
*Citigroup	229,200	6,747,648
Hartford Financial Services Group	69,200	6,033,548
*Host Hotels & Resorts	352,950	6,014,268
JPMorgan Chase	158,800	6,931,620
#Maiden Holdings 144A	500,000	4,000,000
*MetLife	115,500	7,117,110
*Portfolio Recovery Associates	159,700	6,335,299
Wachovia	162,500	6,179,875
*Wells Fargo	291,300	8,794,347
		94,319,213
Health Care – 9.74%
†DaVita	221,200	12,464,620
†Medco Health Solutions	125,000	12,675,000
*Quest Diagnostics	127,900	6,765,910
*UnitedHealth Group	177,300	10,318,860
†WellPoint	172,000	15,089,560
		57,313,950
Technology – 1.42%
*†American Tower Class A	195,700	8,336,820
		8,336,820
Transportation – 1.52%
*Hunt (J.B.) Transport Services	325,100	8,956,505
		8,956,505
Total Common Stock
(cost $523,825,245)		580,493,161

	Principal
	Amount
≠Discount Note – 3.13%
Federal Home Loan Bank
3.25% 1/2/08	$18,424,326	18,422,680
Total Discount Note
(cost $18,422,680)		18,422,680
Total Value of Securities Before
Securities Lending Collateral – 101.74%
(cost $542,247,925)		598,915,841

(continues)     3

Statement of net assets

Delaware American Services Fund

	Number of
	Shares	Value
Securities Lending Collateral** – 24.53%
Investment Companies
Mellon GSL DBT II Collateral Fund	144,416,591	$144,416,591
Total Securities Lending Collateral
(cost $144,416,591)		144,416,591

Total Value of Securities – 126.27%
(cost $686,664,516)		743,332,432 ©
Obligation to Return Securities
Lending Collateral** – (24.53%)		(144,416,591)
Liabilities Net of Receivables
and Other Assets – (1.74%)		(10,212,510)
Net Assets Applicable to 33,959,764
Shares Outstanding – 100.00%		$588,703,331

Net Asset Value – Delaware American Services Fund
Class A ($358,668,017 / 20,331,352 Shares)		$17.64
Net Asset Value – Delaware American Services Fund
Class B ($58,043,247 / 3,482,084 Shares)		$16.67
Net Asset Value – Delaware American Services Fund
Class C ($130,882,283 / 7,851,647 Shares)		$16.67
Net Asset Value – Delaware American Services Fund
Class R ($5,273,964 / 300,663 Shares)		$17.54
Net Asset Value – Delaware American Services Fund
Institutional Class ($35,835,820 / 1,994,018 Shares)		$17.97

Components of Net Assets at December 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$535,999,462
Accumulated net realized loss on investments		(3,964,047)
Net unrealized appreciation of investments		56,667,916
Total net assets		$588,703,331

†	Non-income producing security for the period ended December 31, 2007.

#	Security exempt from registration under rule 144A of the securities Act of 1933, as amended. At December 31, 2007, the aggregate amount of Rule 144A securities equaled $6,400,000, which represented 1.09% of Fund’s net assets. See Note 9 in “Notes to Financial Statements.”

Õ	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2007, the aggregate amount of the restricted security equaled $5,284,500 or 0.90% of the Fund’s net assets. See Note 9 in “Notes to Financial Statements.”

*	Fully or partially on loan.

≠	The rate shown is the effective yield at the time of purchase.

**	See Note 8 in “Notes to Financial Statements.”

©	Includes $139,464,550 of securities loaned.

@	Illiquid security. At December 31, 2007, the aggregate amount of illiquid securities equaled $5,284,500, which represented 0.90% of the Fund’s net assets. See Note 9 in “Notes to Financial Statements.”

PIPE — Private Investment in Public Equity

Net Asset Value and Offering Price Per Share –
Delaware American Services Fund
Net asset value Class A (A)	$17.64
Sales charge (5.75% of offering price) (B)	1.08
Offering price	$18.72

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.

(B)	See the current prospectus for purchase of $50,000 or more.

See accompanying notes

4

Statement of operations

Delaware American Services Fund

Six Months Ended December 31, 2007 (Unaudited)

Investment Income:
Dividends	$3,131,302
Interest	377,173
Security lending income	640,606	$ 4,149,081

Expenses:
Management fees	2,417,595
Distribution expenses – Class A	601,374
Distribution expenses – Class B	334,809
Distribution expenses – Class C	731,675
Distribution expenses – Class R	14,844
Dividend disbursing and transfer agent fees and expenses	688,026
Accounting and administration expenses	130,914
Reports and statements to shareholders	47,096
Legal fees	44,334
Registration fees	40,250
Audit and tax	26,378
Trustees’ fees	14,889
Insurance fees	8,210
Consulting fees	6,117
Custodian fees	4,678
Taxes (other than taxes on income)	2,220
Dues and services	1,762
Trustees’ expenses	1,594
Pricing fees	783	5,117,548
Less waived distribution expenses – Class A		(100,229)
Less waived distribution expenses – Class R		(2,474)
Less expense paid indirectly		(1,390)
Total operating expenses		5,013,455
Net Investment Loss		(864,374)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		8,859,823
Net change in unrealized appreciation/depreciation of investments		(70,243,167)
Net Realized and Unrealized Loss on Investments		(61,383,344)

Net Decrease in Net Assets Resulting from Operations		$(62,247,718)

See accompanying notes

5

Statements of changes in net assets

Delaware American Services Fund

	Six Months	Year
	Ended	Ended
	12/31/07	6/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$ (864,374)	$ (2,007,959)
Net realized gain on investments	8,859,823	30,265,286
Net change in unrealized appreciation/depreciation of investments	(70,243,167)	76,148,943
Net increase (decrease) in net assets resulting from operations	(62,247,718)	104,406,270

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(23,854,032)	(5,160,973)
Class B	(4,218,514)	(1,318,427)
Class C	(9,163,387)	(2,257,798)
Class R	(284,129)	(30,195)
Institutional Class	(2,109,117)	(369,702)
	(39,629,179)	(9,137,095)
Capital Share Transactions:
Proceeds from shares sold:
Class A	54,647,961	174,709,945
Class B	1,229,872	10,000,136
Class C	17,955,703	46,370,054
Class R	3,100,585	2,776,670
Institutional Class	10,303,489	13,540,700

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	21,648,234	4,695,215
Class B	3,978,235	1,259,490
Class C	8,735,451	2,152,494
Class R	284,129	30,195
Institutional Class	2,022,308	365,221
	123,905,967	255,900,120
Cost of shares repurchased:
Class A	(62,981,577)	(68,595,998)
Class B	(7,738,378)	(10,191,237)
Class C	(19,026,386)	(23,279,282)
Class R	(1,491,616)	(214,086)
Institutional Class	(3,920,769)	(3,168,036)
	(95,158,726)	(105,448,639)
Increase in net assets derived from capital share transactions	28,747,241	150,451,481
Net Increase (Decrease) in Net Assets	(73,129,656)	245,720,656

Net Assets:
Beginning of period	661,832,987	416,112,331
End of period (there was no undistributed net investment income at either period end)	$588,703,331	$661,832,987

See accompanying notes

6

Financial highlights

Delaware American Services Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	12/31/07[1]	6/30/07	6/30/06		6/30/05	6/30/04	6/30/03
	(Unaudited)
Net asset value, beginning of period	$20.640	$17.270	$15.510		$14.400	$11.260	$10.890

Income (loss) from investment operations:
Net investment loss[2]	(0.003)	(0.026)	(0.052)		(0.074)	(0.077)	(0.011)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.807)	3.764	1.812		1.620	3.457	1.232
Total from investment operations	(1.810)	3.738	1.760		1.546	3.380	1.221

Less dividends and distributions from:
Net realized gain on investments	(1.190)	(0.368)	—		(0.436)	(0.240)	(0.851)
Total dividends and distributions	(1.190)	(0.368)	—		(0.436)	(0.240)	(0.851)

Net asset value, end of period	$17.640	$20.640	$17.270		$15.510	$14.400	$11.260

Total return[3]	(9.11% )	22.19%	11.35%		11.30%	30.29%	12.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$358,668	$406,776	$237,455		$144,146	$48,662	$6,397
Ratio of expenses to average net assets	1.30%	1.34%	1.36%		1.41%	1.38%	1.22%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.35%	1.39%	1.41%		1.47%	1.56%	2.10%
Ratio of net investment loss to average net assets	(0.03% )	(0.14% )	(0.32%	)	(0.51% )	(0.58% )	(0.12% )
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(0.08% )	(0.19% )	(0.37%	)	(0.57% )	(0.76% )	(1.00% )
Portfolio turnover	85%	62%	78%		128%	199%	153%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     7

Financial highlights

Delaware American Services Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	12/31/07[1]	6/30/07	6/30/06		6/30/05	6/30/04	6/30/03
	(Unaudited)
Net asset value, beginning of period	$19.640	$16.570	$15.000		$14.040	$11.070	$10.800

Income (loss) from investment operations:
Net investment loss[2]	(0.072)	(0.155)	(0.172)		(0.179)	(0.173)	(0.080)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.708)	3.593	1.742		1.575	3.383	1.201
Total from investment operations	(1.780)	3.438	1.570		1.396	3.210	1.121

Less dividends and distributions from:
Net realized gain on investments	(1.190)	(0.368)	—		(0.436)	(0.240)	(0.851)
Total dividends and distributions	(1.190)	(0.368)	—		(0.436)	(0.240)	(0.851)

Net asset value, end of period	$16.670	$19.640	$16.570		$15.000	$14.040	$11.070

Total return[3]	(9.44% )	21.30%	10.47%		10.50%	29.26%	12.04%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$58,043	$71,164	$58,797		$39,238	$14,053	$4,838
Ratio of expenses to average net assets	2.05%	2.09%	2.11%		2.16%	2.13%	1.97%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.05%	2.09%	2.11%		2.17%	2.26%	2.81%
Ratio of net investment loss to average net assets	(0.78% )	(0.89% )	(1.07%	)	(1.26% )	(1.33% )	(0.87% )
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(0.78% )	(0.89% )	(1.07%	)	(1.27% )	(1.46% )	(1.71% )
Portfolio turnover	85%	62%	78%		128%	199%	153%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

8

Delaware American Services Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	12/31/07[1]	6/30/07	6/30/06		6/30/05	6/30/04	6/30/03
	(Unaudited)
Net asset value, beginning of period	$19.640	$16.570	$15.000		$14.040	$11.060	$10.790

Income (loss) from investment operations:
Net investment loss[2]	(0.072)	(0.156)	(0.172)		(0.178)	(0.173)	(0.080)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.708)	3.594	1.742		1.574	3.393	1.201
Total from investment operations	(1.780)	3.438	1.570		1.396	3.220	1.121

Less dividends and distributions from:
Net realized gain on investments	(1.190)	(0.368)	—		(0.436)	(0.240)	(0.851)
Total dividends and distributions	(1.190)	(0.368)	—		(0.436)	(0.240)	(0.851)

Net asset value, end of period	$16.670	$19.640	$16.570		$15.000	$14.040	$11.060

Total return[3]	(9.44% )	21.30%	10.47%		10.50%	29.26%	12.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$130,882	$146,703	$100,628		$52,263	$8,614	$778
Ratio of expenses to average net assets	2.05%	2.09%	2.11%		2.16%	2.13%	1.97%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.05%	2.09%	2.11%		2.17%	2.26%	2.81%
Ratio of net investment loss to average net assets	(0.78% )	(0.89% )	(1.07%	)	(1.26% )	(1.33% )	(0.87% )
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(0.78% )	(0.89% )	(1.07%	)	(1.27% )	(1.46% )	(1.71% )
Portfolio turnover	85%	62%	78%		128%	199%	153%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     9

Financial highlights

Delaware American Services Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months		10/1/05[1]
	Ended	Year Ended	to
	12/31/07[2]	6/30/07	6/30/06
	(Unaudited)
Net asset value, beginning of period	$20.550	$17.240	$15.750

Income (loss) from investment operations:
Net investment loss[3]	(0.027)	(0.072)	(0.078)
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.793)	3.750	1.568
Total from investment operations	(1.820)	3.678	1.490

Less dividends and distributions from:
Net realized gain on investments	(1.190)	(0.368)	—
Total dividends and distributions	(1.190)	(0.368)	—

Net asset value, end of period	$17.540	$20.550	$17.240

Total return[4]	(9.21% )	21.87%	9.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,274	$4,182	$1,193
Ratio of expenses to average net assets	1.55%	1.59%	1.63%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.65%	1.69%	1.73%
Ratio of net investment loss to average net assets	(0.28% )	(0.39% )	(0.63%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(0.38% )	(0.49% )	(0.73%	)
Portfolio turnover	85%	62%	78%	[5]

[1] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[2] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the distributor. Performance would have been lower had the waiver not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

10

Delaware American Services Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	12/31/07[1]	6/30/07	6/30/06		6/30/05	6/30/04	6/30/03
	(Unaudited)
Net asset value, beginning of period	$20.970	$17.500	$15.680		$14.520	$11.320	$10.930

Income (loss) from investment operations:
Net investment income (loss)[2]	0.021	0.021	(0.010)		(0.037)	(0.043)	0.013
Net realized and unrealized gain (loss) on investments
and foreign currencies	(1.831)	3.817	1.830		1.633	3.483	1.228
Total from investment operations	(1.810)	3.838	1.820		1.596	3.440	1.241

Less dividends and distributions from:
Net realized gain on investments	(1.190)	(0.368)	—		(0.436)	(0.240)	(0.851)
Total dividends and distributions	(1.190)	(0.368)	—		(0.436)	(0.240)	(0.851)

Net asset value, end of period	$17.970	$20.970	$17.500		$15.680	$14.520	$11.320

Total return[3]	(8.97% )	22.47%	11.61%		11.63%	30.46%	13.18%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$35,836	$33,008	$18,039		$1,934	$1,133	$8,427
Ratio of expenses to average net assets	1.05%	1.09%	1.11%		1.16%	1.13%	0.97%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.05%	1.09%	1.11%		1.17%	1.26%	1.81%
Ratio of net investment income (loss) to average net assets	0.22%	0.11%	(0.07%	)	(0.26% )	(0.33% )	0.13%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expenses paid indirectly	0.22%	0.11%	(0.07%	)	(0.27% )	(0.46% )	(0.71% )
Portfolio turnover	85%	62%	78%		128%	199%	153%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

11

Notes to financial statements

Delaware American Services Fund

December 31, 2007 (Unaudited)

Delaware Group Equity Funds III (Trust) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund, and Delaware Trend Fund. These financial statements and the related notes pertain to Delaware American Services Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective June 1, 2007, Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC charge of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective December 31, 2007, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2007, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the

12

1. Significant Accounting Policies (continued)

character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $2,174 for the six months ended December 31, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the six months ended December 31, 2007, the Fund was charged $74,490 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and services fee through October 31, 2008, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At December 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$383,017
Dividend disbursing, transfer agent fees
and other expenses payable to DSC	125,662
Distribution fees payable to DDLP	247,215
Other expenses payable to DMC and affiliates*	90,754

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended December 31, 2007, the Fund was charged $20,182 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended December 31, 2007, DDLP earned $72,521 for commissions on sales of the Fund’s Class A shares. For the six months ended December 31, 2007, DDLP received gross CDSC commissions of $615, $72,829 and $12,410 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended December 31, 2007, the Fund made purchases of $272,798,423 and sales of $276,107,885 of investment securities other than short-term investments.

At December 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2007, the cost of investments was $687,216,569. At December 31, 2007, the net unrealized appreciation was $56,115,863 of which $94,176,299 related to unrealized appreciation of investments and $38,060,436 related to unrealized depreciation of investments.

(continues)    13

Notes to financial statements

Delaware American Services Fund

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended December 31, 2007 and the year ended June 30, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	12/31/07*	6/30/07
Ordinary income	$11,678,631	$—
Long-term capital gain	27,950,548	9,137,095
Total	$39,629,179	$9,137,095

*Tax information for the period ended December 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of December 31, 2007, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$535,999,462
Post-October losses	(4,495,376)
Undistributed long-term capital gains	1,083,382
Unrealized appreciation of investments	56,115,863
Net assets	$588,703,331

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment transactions from November 1, 2007 through December 31, 2007 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended December 31, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$864,374
Paid-in capital	(864,374)

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	12/31/07	6/30/07
Shares sold:
Class A	2,808,622	9,407,861
Class B	66,110	572,879
Class C	960,187	2,590,641
Class R	161,197	143,562
Institutional Class	519,242	694,015

Shares issued upon reinvestment of
dividends and distributions:
Class A	1,139,508	284,988
Class B	220,851	79,859
Class C	485,339	136,452
Class R	15,071	1,835
Institutional Class	104,677	21,859
	6,480,804	13,933,951
Shares repurchased:
Class A	(3,327,749)	(3,735,353)
Class B	(428,358)	(577,748)
Class C	(1,063,599)	(1,330,225)
Class R	(79,097)	(11,151)
Institutional Class	(203,569)	(173,083)
	(5,102,372)	(5,827,560)
Net increase	1,378,432	8,106,391

For the six months ended December 31, 2007 and year ended June 30, 2007, 53,122 Class B shares were converted to 50,269 Class A shares valued at $940,636 and 115,796 Class B shares were converted to 110,503 Class A shares valued at $2,116,646, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of December 31, 2007, or at any time during the period then ended.

14

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At December 31, 2007, the market value of securities on loan was $139,464,550, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund concentrates its investments in U.S. service and service-related companies across the economic spectrum. The Fund may be more susceptible to a single economic, political or regulatory occurrence affecting companies in these industries than other mutual funds not concentrating their investments in these industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statement of net asset.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Change in Custodian

On August 2, 2007, Mellon Bank, One Mellon Center, Pittsburgh, PA 15258, became the Fund’s custodian. Prior to August 2, 2007, JPMorgan Chase served as the Fund’s custodian.

15

About the organization

This semiannual report is for the information of Delaware American Services Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware American Services Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at http://www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at http://www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

16

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern time, for assistance with any questions.

(2727)	Printed in the USA
SA-496 [12/07] CGI 2/08	MF-08-01-335 PO12597

Semiannual Report	Delaware
Small Cap Growth Fund
December 31, 2007

Growth equity mutual fund

> Disclosure of Fund expenses	1
> Sector allocation and top 10 equity holdings	2
> Statement of net assets	3
> Statement of operations	5
> Statements of changes in net assets	6
> Financial highlights	7
> Notes to financial statements	12
> About the organization	16

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period July 1, 2007 to December 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2007 to December 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Small Cap Growth Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	7/1/07 to
	7/1/07	12/31/07	Ratios	12/31/07*
Actual Return
Class A	$1,000.00	$929.00	1.74%	$8.46
Class B	1,000.00	925.40	2.49%	12.08
Class C	1,000.00	925.40	2.49%	12.08
Class R	1,000.00	927.90	1.99%	9.67
Institutional Class	1,000.00	930.90	1.49%	7.25
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,016.43	1.74%	$8.84
Class B	1,000.00	1,012.65	2.49%	12.63
Class C	1,000.00	1,012.65	2.49%	12.63
Class R	1,000.00	1,015.17	1.99%	10.11
Institutional Class	1,000.00	1,017.69	1.49%	7.58

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Sector allocation and top 10 equity holdings

Delaware Small Cap Growth Fund

As of December 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

	Percentage
Sector	of Net Assets
Common Stock	98.02%
Basic Industry/Capital Goods	13.66%
Business Services	11.21%
Consumer Durables	3.77%
Consumer Non-Durables	7.07%
Consumer Services	6.58%
Energy	5.86%
Financials	7.21%
Health Care	20.17%
Technology	22.49%
Discount Note	2.43%
Securities Lending Collateral	24.30%
Total Value of Securities	124.75%
Obligation to Return Securities Lending Collateral	(24.30%	)
Liabilities Net of Receivables and Other Assets	(0.45%	)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Equity Holdings
United Therapeutics	3.31%
Omniture	2.60%
Wright Medical Group	2.44%
Dynamic Materials	2.37%
Taleo Class A	2.14%
Chipotle Mexican Grill Class A	2.08%
Lincoln Electric Holdings	2.07%
Advisory Board	2.06%
Haynes International	2.06%
Shutterfly	2.05%

Statement of net assets

Delaware Small Cap Growth Fund

December 31, 2007 (Unaudited)

	Number of
	Shares	Value
Common Stock – 98.02%
Basic Industry/Capital Goods – 13.66%
†Ceradyne	7,200	$ 337,896
*†Dycom Industries	11,400	303,810
Dynamic Materials	9,400	553,660
*†Flow International	38,100	355,092
†Haynes International	6,900	479,550
*†Hexcel	16,600	403,048
Lincoln Electric Holdings	6,800	484,024
†Tetra Tech	12,600	270,900
		3,187,980
Business Services – 11.21%
†Advisory Board	7,500	481,425
†Aecom Technology	13,100	374,267
*†AMN Healthcare Services	16,000	274,720
†Clean Harbors	9,100	470,470
†Concur Technologies	12,200	441,762
†Emergency Medical Services	10,100	295,728
*Portfolio Recovery Associates	7,000	277,690
		2,616,062
Consumer Durables – 3.77%
*†LKQ	21,000	441,420
*†WMS Industries	11,950	437,848
		879,268
Consumer Non-Durables – 7.07%
*†Crocs	9,600	353,376
†Gymboree	7,500	228,450
*†Hibbett Sports	11,537	230,509
†Lumber Liquidators	3,600	32,364
†Pacific Sunwear of California	10,400	146,744
*†Under Armour Class A	10,700	467,269
*†Zumiez	7,900	192,444
		1,651,156
Consumer Services – 6.58%
*†BJ’s Restaurants	14,200	230,892
*†Chipotle Mexican Grill Class A	3,300	485,331
†Einstein Noah Restaurant Group	5,200	94,380
†First Cash Financial Services	22,000	322,960
*†Life Time Fitness	8,100	402,408
		1,535,971
Energy – 5.86%
*†Cal Dive International	25,700	340,268
*Carbo Ceramics	7,100	264,120
†ION Geophysical	24,500	386,610
†W-H Energy Services	6,700	376,607
		1,367,605
Financials – 7.21%
†Amerisafe	10,300	159,753
Castlepoint Holdings	24,400	292,800
Delphi Financial Group	11,050	389,844
Evercore Partners Class A	600	12,930
*†Meadowbrook Insurance Group	14,000	131,740
*†Signature Bank	8,800	297,000
Sterling Financial	9,200	154,468
*United Fire & Casualty	8,400	244,356
		1,682,891
Health Care – 20.17%
†Abraxis BioScience	2,325	159,890
†Acadia Pharmaceuticals	22,100	244,647
†Align Technology	19,900	331,932
*†APP Pharmaceuticals	24,300	249,561
*†Applera - Celera Group	7,800	123,786
*†Conceptus	8,800	169,312
†=ÕCougar Biotechnology	5,300	168,891
†Immucor	8,400	285,516
*†Isis Pharmaceuticals	10,800	170,100
*†Martek Biosciences	8,400	248,472
*†Medarex	34,200	356,364
†Penwest Pharmaceuticals	58,100	339,885
†Regeneron Pharmaceuticals	13,100	316,365
†Trizetto Group	11,700	203,229
†United Therapeutics	7,900	771,435
†Wright Medical Group	19,500	568,815
		4,708,200
Technology – 22.49%
†Advanced Analogic Technologies	36,100	407,208
*†Art Technology Group	88,400	381,888
†Atheros Communications	8,400	256,536
*†Cavium Networks	12,200	280,844
†Data Domain	15,400	405,636
†Double-Take Software	10,100	219,372
*†Informatica	15,400	277,508
*†Microsemi	19,800	438,372
*NTELOS Holdings	10,400	308,776
†Omniture	18,200	605,878
†Shutterfly	18,700	479,094
*†Synaptics	6,500	267,540
*†Synchronoss Technologies	7,600	269,344
*†Taleo Class A	16,800	500,304
†Varian Semiconductor
Equipment Associates	4,100	151,700
		5,250,000
Total Common Stock
(cost $19,493,268)		22,879,133

	Principal
	Amount
≠Discount Note – 2.43%
Federal Home Loan Bank 3.25% 1/2/08	$568,103	568,052
Total Discount Note
(cost $568,052)		568,052
Total Value of Securities Before
Securities Lending Collateral –100.45%
(cost $20,061,320)		23,447,185

(continues)     3

Statement of net assets

Delaware Small Cap Growth Fund

	Number of
	Shares	Value
Securities Lending Collateral** – 24.30%
Investment Companies
Mellon GSL DBT II Collateral Fund	5,706,080	$ 5,672,456
Total Securities Lending Collateral
(cost $5,672,456)		5,672,456

Total Value of Securities – 124.75%
(cost $25,733,776)		29,119,641 ©
Obligation to Return Securities
Lending Collateral** – (24.30%)		(5,672,456)
Liabilities Net of Receivables
and Other Assets – (0.45%)		(105,772)
Net Assets Applicable to 2,360,108
Shares Outstanding – 100.00%		$23,341,413

Net Asset Value – Delaware Small Cap Growth Fund
Class A ($11,437,803 / 1,125,616 Shares)		$10.16
Net Asset Value – Delaware Small Cap Growth Fund
Class B ($3,208,175 / 334,717 Shares)		$ 9.58
Net Asset Value – Delaware Small Cap Growth Fund
Class C ($6,952,421 / 725,373 Shares)		$ 9.58
Net Asset Value – Delaware Small Cap Growth Fund
Class R ($1,742,297 / 174,333 Shares)		$ 9.99
Net Asset Value – Delaware Small Cap Growth Fund
Institutional Class ($717.28 / 69.38 Shares)		$10.34

Components of Net Assets at December 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$19,720,926
Accumulated net realized gain on investments		234,622
Net unrealized appreciation of investments		3,385,865
Total net assets		$23,341,413

†	Non-income producing security for the period ended December 31, 2007.

≠	The rate shown is the effective yield at the time of purchase.

Õ	Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2007, the aggregate amount of the restricted security equaled $168,891 or 0.72% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2007, the aggregate amount of fair valued securities equaled $168,891, which represented 0.72% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

*	Fully or partially on loan.

**	See Note 8 in “Notes to financial statements.”

©	Includes $5,492,298 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Growth Fund
Net asset value Class A (A)	$10.16
Sales charge (5.75% of offering price) (B)	0.62
Offering price	$10.78

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon the redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations

Delaware Small Cap Growth Fund

Six Months Ended December 31, 2007 (Unaudited)

Investment Income:
Dividends	$ 18,826
Interest	13,203
Securities lending income	40,917	$ 72,946

Expenses:
Management fees	130,628
Distribution expenses – Class A	19,125
Distribution expenses – Class B	18,265
Distribution expenses – Class C	39,278
Distribution expenses – Class R	5,819
Dividend disbursing and transfer agent fees and expenses	55,385
Registration fees	21,134
Reports and statements to shareholders	11,643
Audit and tax	6,238
Accounting and administration expenses	5,224
Legal fees	2,367
Dues and services	1,041
Custodian fees	822
Trustees’ fees	598
Insurance fees	482
Pricing fees	312
Consulting fees	139
Trustees’ expenses	113
Taxes (other than taxes on income)	55	318,668
Less expenses absorbed or waived		(41,405)
Less waived distribution expenses – Class A		(3,187)
Less waived distribution expenses – Class R		(970)
Less expense paid indirectly		(137)
Total operating expenses		272,969
Net Investment Loss		(200,023)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		2,109,915
Net change in unrealized appreciation/depreciation of investments		(3,787,183)
Net Realized and Unrealized Loss on Investments		(1,677,268)

Net Decrease in Net Assets Resulting from Operations		(1,877,291)

See accompanying notes

Statements of changes in net assets

Delaware Small Cap Growth Fund

	Six Months
	Ended	Year Ended
	12/31/07	6/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$ (200,023)	$ (442,492)
Net realized gain on investments	2,109,915	3,447,329
Net change in unrealized appreciation/depreciation of investments	(3,787,183)	967,308
Net increase (decrease) in net assets resulting from operations	(1,877,291)	3,972,145

Dividends and Distributions to Shareholders from:
Net realized gain on investments:
Class A	(1,970,057)	(953,003)
Class B	(597,951)	(323,967)
Class C	(1,264,128)	(661,091)
Class R	(282,515)	(123,429)
Institutional Class	(118)	(46)
	(4,114,769)	(2,061,536)
Capital Share Transactions:
Proceeds from shares sold:
Class A	2,439,192	5,213,307
Class B	185,386	420,773
Class C	974,220	1,080,333
Class R	480,192	1,432,460
Institutional Class	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,862,319	902,810
Class B	573,880	305,698
Class C	1,222,197	637,919
Class R	282,514	123,429
Institutional Class	116	46
	8,020,016	10,116,775
Cost of shares repurchased:
Class A	(2,995,060)	(8,991,756)
Class B	(469,170)	(2,054,882)
Class C	(1,494,079)	(3,705,481)
Class R	(942,367)	(1,031,638)
Institutional Class	—	—
	(5,900,676)	(15,783,757)
Increase (decrease) in net assets derived from capital share transactions	2,119,340	(5,666,982)
Net Decrease in Net Assets	(3,872,720)	(3,756,373)

Net Assets:
Beginning of period	27,214,133	30,970,506
End of period (there was no undistributed net investment income at either period end)	$23,341,413	$27,214,133

See accompanying notes

Financial highlights

Delaware Small Cap Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	12/31/07[1]	6/30/07	6/30/06	6/30/05	6/30/04		6/30/03
	(Unaudited)
Net asset value, beginning of period	$12.880	$11.890	$11.300	$11.260	$ 9.170		$ 8.130

Income (loss) from investment operations:
Net investment loss[2]	(0.069)	(0.141)	(0.134)	(0.138)	(0.105)		(0.083)
Net realized and unrealized gain (loss) on investments	(0.734)	1.958	1.325	0.291	2.195		1.123
Total from investment operations	(0.803)	1.817	1.191	0.153	2.090		1.040

Less dividends and distributions from:
Net realized gain on investments	(1.917)	(0.827)	(0.601)	(0.113)	—		—
Total dividends and distributions	(1.917)	(0.827)	(0.601)	(0.113)	—		—

Net asset value, end of period	$10.160	$12.880	$11.890	$11.300	$11.260		$ 9.170

Total return[3]	(7.10% )	16.62%	10.70%	1.51%	22.79%		12.79%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,438	$12,996	$14,941	$14,045	$25,035		$3,586
Ratio of expenses to average net assets	1.74%	1.71%	1.60%	1.65%	1.60%		1.60%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.11%	2.33%	2.20%	1.97%	1.95%		3.14%
Ratio of net investment loss to average net assets	(1.18% )	(1.22% )	(1.12% )	(1.29% )	(0.99%	)	(1.08%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(1.55% )	(1.84% )	(1.72% )	(1.61% )	(1.34%	)	(2.62%	)
Portfolio turnover	116%	67%	78%	87%	79%		60%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager and distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     7

Financial highlights

Delaware Small Cap Growth Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	12/31/07[1]	6/30/07	6/30/06	6/30/05	6/30/04		6/30/03
	(Unaudited)
Net asset value, beginning of period	$ 12.300	$ 11.470	$ 11.000	$ 11.050	$ 9.070		$ 8.100

Income (loss) from investment operations:
Net investment loss[2]	(0.111)	(0.225)	(0.221)	(0.217)	(0.184)		(0.140)
Net realized and unrealized gain (loss) on investments	(0.692)	1.882	1.292	0.280	2.164		1.110
Total from investment operations	(0.803)	1.657	1.071	0.063	1.980		0.970

Less dividends and distributions from:
Net realized gain on investments	(1.917)	(0.827)	(0.601)	(0.113)	—		—
Total dividends and distributions	(1.917)	(0.827)	(0.601)	(0.113)	—		—

Net asset value, end of period	$ 9.580	$ 12.300	$ 11.470	$ 11.000	$ 11.050		$ 9.070

Total return[3]	(7.46% )	15.77%	9.87%	0.71%	21.83%		11.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,208	$3,783	$4,858	$5,448	$4,844		$2,460
Ratio of expenses to average net assets	2.49%	2.46%	2.35%	2.40%	2.35%		2.35%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.81%	3.03%	2.90%	2.67%	2.65%		3.85%
Ratio of net investment loss to average net assets	(1.93% )	(1.97% )	(1.87% )	(2.04% )	(1.74%	)	(1.83%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(2.25% )	(2.54% )	(2.42% )	(2.31% )	(2.04%	)	(3.33%	)
Portfolio turnover	116%	67%	78%	87%	79%		60%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Delaware Small Cap Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	12/31/07[1]	6/30/07	6/30/06	6/30/05	6/30/04		6/30/03
	(Unaudited)
Net asset value, beginning of period	$ 12.300	$ 11.470	$ 11.000	$ 11.050	$ 9.070		$ 8.100

Income (loss) from investment operations:
Net investment loss[2]	(0.111)	(0.225)	(0.221)	(0.217)	(0.184)		(0.140)
Net realized and unrealized gain (loss) on investments	(0.692)	1.882	1.292	0.280	2.164		1.110
Total from investment operations	(0.803)	1.657	1.071	0.063	1.980		0.970

Less dividends and distributions from:
Net realized gain on investments	(1.917)	(0.827)	(0.601)	(0.113)	—		—
Total dividends and distributions	(1.917)	(0.827)	(0.601)	(0.113)	—		—

Net asset value, end of period	$ 9.580	$ 12.300	$ 11.470	$ 11.000	$ 11.050		$ 9.070

Total return[3]	(7.46% )	15.77%	9.87%	0.71%	21.83%		11.98%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,952	$8,082	$9,495	$8,527	$6,000		$2,033
Ratio of expenses to average net assets	2.49%	2.46%	2.35%	2.40%	2.35%		2.35%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.81%	3.03%	2.90%	2.67%	2.65%		3.85%
Ratio of net investment loss to average net assets	(1.93% )	(1.97% )	(1.87% )	(2.04% )	(1.74%	)	(1.83%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(2.25% )	(2.54% )	(2.42% )	(2.31% )	(2.04%	)	(3.33%	)
Portfolio turnover	116%	67%	78%	87%	79%		60%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

(continues)     9

Financial highlights

Delaware Small Cap Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months						6/2/03[2]
	Ended	Year Ended					to
	12/31/07[1]	6/30/07	6/30/06	6/30/05	6/30/04		6/30/03
	(Unaudited)
Net asset value, beginning of period	$ 12.710	$ 11.770	$ 11.220	$ 11.220	$ 9.170		$ 9.040

Income (loss) from investment operations:
Net investment loss[3]	(0.083)	(0.170)	(0.164)	(0.176)	(0.144)		(0.003)
Net realized and unrealized gain (loss) on investments	(0.720)	1.937	1.315	0.289	2.194		0.133
Total from investment operations	(0.803)	1.767	1.151	0.113	2.050		0.130

Less dividends and distributions from:
Net realized gain on investments	(1.917)	(0.827)	(0.601)	(0.113)	—		—
Total dividends and distributions	(1.917)	(0.827)	(0.601)	(0.113)	—		—

Net asset value, end of period	$ 9.990	$ 12.710	$ 11.770	$ 11.220	$ 11.220		$ 9.170

Total return[4]	(7.21% )	16.34%	10.41%	1.15%	22.36%		1.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,742	$2,352%	$1,676	$1,575%	$774		$—
Ratio of expenses to average net assets	1.99%	1.96%	1.85%	2.00%	1.95%		1.95%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	2.41%	2.63%	2.50%	2.27%	2.25%		5.93%
Ratio of net investment loss to average net assets	(1.43% )	(1.47% )	(1.37% )	(1.64% )	(1.34%	)	(1.09% )
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(1.85% )	(2.14% )	(2.02% )	(1.91% )	(1.64%	)	(5.07% )
Portfolio turnover	116%	67%	78%	87%	79%		60% [5]

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 Date of commencement of operations; ratios have been annualized and total return has not been annualized.
3 The average shares outstanding method has been applied for per share information.
4 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager and distributor. Performance would have been lower had the waiver not been in effect.
5 The portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

Delaware Small Cap Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	12/31/07[1]	6/30/07	6/30/06	6/30/05	6/30/04		6/30/03
	(Unaudited)
Net asset value, beginning of period	$ 13.050	$ 12.020	$ 11.400	$ 11.330	$ 9.210		$ 8.140

Income (loss) from investment operations:
Net investment loss[2]	(0.054)	(0.112)	(0.103)	(0.111)	(0.079)		(0.063)
Net realized and unrealized gain (loss) on investments	(0.739)	1.969	1.324	0.294	2.199		1.133
Total from investment operations	(0.793)	1.857	1.221	0.183	2.120		1.070

Less dividends and distributions from:
Net realized gain on investments	(1.917)	(0.827)	(0.601)	(0.113)	—		—
Total dividends and distributions	(1.917)	(0.827)	(0.601)	(0.113)	—		—

Net asset value, end of period	$ 10.340	$ 13.050	$ 12.020	$ 11.400	$ 11.330		$ 9.210

Total return[3]	(6.91% )	16.78%	10.87%	1.76%	23.02%		13.14%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1	$1	$1	$8	$1,287		$2,169
Ratio of expenses to average net assets	1.49%	1.46%	1.35%	1.40%	1.35%		1.35%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.81%	2.03%	1.90%	1.67%	1.65%		2.85%
Ratio of net investment loss to average net assets	(0.93% )	(0.97% )	(0.87% )	(1.04% )	(0.74%	)	(0.83%	)
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid indirectly	(1.25% )	(1.54% )	(1.42% )	(1.31% )	(1.04%	)	(2.33%	)
Portfolio turnover	116%	67%	78%	87%	79%		60%

1 Ratios and portfolio turnover have been annualized and total return has not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Notes to financial statements

Delaware Small Cap Growth Fund

December 31, 2007 (Unaudited)

Delaware Group Equity Funds III (Trust) is organized as a Delaware statutory trust and offers three series: Delaware American Services Fund, Delaware Small Cap Growth Fund and Delaware Trend Fund. These financial statements and the related notes pertain to the Delaware Small Cap Growth Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Effective June 1, 2007, Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide long-term capital growth.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle, is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or, with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective December 31, 2007, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific Class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2007, the Fund held no investments in repurchase agreements.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

1. Significant Accounting Policies (continued)

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November or December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 31, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $152 for the six months ended December 31, 2007. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.00% on the first $250 million of average daily net assets of the Fund, 0.90% on the next $250 million, and 0.75% on average daily net assets in excess of $500 million.

Effective November 1, 2007, DMC has contractually agreed to waive that portion, if any, of its management fees and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage fees, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including but not limited to those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, do not exceed 1.45% of average daily net assets through October 31, 2008. Prior to November 1, 2007, DMC had contracted to limit these expenses from exceeding 1.50% of average daily net assets.

Effective October 1, 2007, Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. Prior to October 1, 2007, DSC provided fund accounting and administrative services to the Fund and received a fee at an annual rate of 0.04% of average daily net assets. For the six months ended December 31, 2007, the Fund was charged $2,994 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. DDLP has contracted to waive distribution and service fees through October 31, 2008 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets and Class R shares from exceeding 0.50% of average daily net assets respectively. Institutional Class shares pay no distribution and service expenses.

At December 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$11,135
Dividend disbursing, transfer agent fees
and other expenses payable to DSC	10,579
Distribution fee payable to DDLP	12,163
Other expenses payable to DMC and affiliates*	10,095

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months December 31, 2007, the Fund was charged $799 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended December 31, 2007, DDLP earned $3,006 for commissions on sales of the Fund’s Class A shares. For the six months ended December 31, 2007, DDLP received gross CDSC commissions of $64, $2,571 and $276 on redemption of the Fund’s Class A shares, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

(continues)    13

Notes to financial statements

Delaware Small Cap Growth Fund

3. Investments

For the six months ended December 31, 2007, the Fund made purchases of $14,829,106 and sales of $16,808,779 of investment securities other than short-term investments.

At December 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final characteristics cannot be determined until the fiscal year end. At December 31, 2007, the cost of investments for federal income tax purposes was $25,831,773. At December 31, 2007, the net unrealized appreciation was $3,287,868 of which $4,556,407 related to unrealized appreciation of investments and $1,268,539 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended December 31, 2007 and the year ended June 30, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	12/31/07*	6/30/07
Long-term capital gain	$3,863,632	$2,061,536
Ordinary income	251,137	—
Total distributions	$4,114,769	$2,061,536

*Tax information for the period ended December 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

As of December 31, 2007, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$19,720,926
Undistributed ordinary income	10,603
Realized gains 7/1/07 – 12/31/07	322,016
Unrealized appreciation of investments	3,287,868
Net assets	$23,341,413

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the six months ended December 31, 2007, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Accumulated net investment loss	$200,023
Accumulated net realized loss	(200,023)

6. Capital Shares

Transactions in capital shares were as follows:
	Six Months	Year
	Ended	Ended
	12/31/07	6/30/07
Shares sold:
Class A	204,723	441,095
Class B	16,373	37,404
Class C	89,084	96,800
Class R	40,323	119,998
Institutional Class	—	—

Shares issued upon reinvestment of
dividends and distributions:
Class A	166,120	82,584
Class B	54,103	29,077
Class C	115,177	60,611
Class R	25,650	11,351
Institutional Class	10	4
	711,563	878,924
Shares repurchased:
Class A	(254,488)	(771,488)
Class B	(43,337)	(182,421)
Class C	(135,990)	(327,974)
Class R	(76,707)	(88,647)
Institutional Class	—	—
	(510,522)	(1,370,530)
Net increase (decrease)	201,041	(491,606)

For the six months ended December 31, 2007 and the year ended June 30, 2007, 18,191 Class B shares were converted to 17,218 Class A shares valued at $190,094 and 21,893 Class B shares were converted to 20,965 Class A shares valued at $252,121, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of December 31, 2007, or at any time during the period then ended.

8. Security Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with Mellon Bank, N.A. (Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations, the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the securities lending agent and the borrower.

At December 31, 2007, the market value of the securities on loan was $5,492,298, for which the Fund received collateral, comprised of U.S. government obligations valued at $33,624 and cash collateral of $5,672,456. Investments purchased with cash collateral are presented on the Statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. As of December 31, 2007, there were no Rule 144A securities. Illiquid securities have been identified on the Statement of net assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

About the organization

This semiannual report is for the information of Delaware Small Cap Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Small Cap Growth Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at http://www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at http://www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

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Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern time, for assistance with any questions.

(2736)	Printed in the USA
SA-509 [12/07] CGI 2/08	MF-08-01-336 PO12598

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Equity Funds III

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	March 4, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	March 4, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	March 4, 2008